Income Tax Expense and Deferred Taxes - Summary of Unrecognized Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	$ 167,030	$ 164,100
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	134,289
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	5,791
Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	26,950
2018 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,880
2018 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,880
2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	28,934
2019 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	28,934
2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	26,420
2020 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	26,420
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	16,058
2021 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	16,058
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2022 [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,858
2025 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,858
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,839
2026 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,839
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,703
2027 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,703
2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,959
2028 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,959
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2029 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,285
2030 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,285
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2031 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,871
2032 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,871
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2033 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2034 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2035 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2036 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	43,180
2037 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	43,180
No Expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	33,378
No Expiry [member] | Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	33,378
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	609,139
Tax losses carried forward [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	482,831
Tax losses carried forward [member] | Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	33,378
Tax losses carried forward [member] | Greece [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	92,930
Capital losses with no expiry [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	65,812
Capital losses with no expiry [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 65,812